Restructuring (Details) - Schedule of the company’s restructuring activities - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Warranty Liability [Line Items]
Balance as of	$ 338		$ 338		$ 2,939
Restructuring charges	(135)	$ 1,084	(113)	$ 2,559	5,524
Payments			2,488		2,585
OneAgileThought [Member]
Product Warranty Liability [Line Items]
Balance as of	248		248		2,222
Restructuring charges					2,376
Payments			1,974		154
COVIDPlan [Member]
Product Warranty Liability [Line Items]
Balance as of	$ 90		90		717
Restructuring charges			(113)		3,148
Payments			$ 514		$ 2,431